Borrowings (Tables)	12 Months Ended
Jun. 30, 2021
Borrowings
Schedule of fair value of borrowings
	Total as of June 30, 2021	Total as of June 30, 2020 (ii)	Fair value as of June 30, 2021	Fair value as of June 30, 2020
NCN	51,884	474,404	48,778	378,531
Bank loans	3,116	84,521	3,129	68,084
Bank overdrafts	5,284	3,647	5,280	3,647
Other borrowings (i)	1,383	1,980	1,383	2,420
AABE Debt	258	273	258	273
Loans with non-controlling interests	208	166	208	166
Total borrowings	62,133	564,991	59,036	453,121
Non-current	46,724	447,323
Current	15,409	117,668
Total	62,133	564,991

Schedule of maturity of the group's borrowings
	June 30, 2021	June 30, 2020
Share capital
Less than 1 year	14,169	116,503
Between 1 and 2 years	40,579	64,461
Between 2 and 3 years	5,682	164,789
Between 3 and 4 years	166	53,531
Between 4 and 5 years	59	48,428
Later than 5 years	86	115,972
	60,741	563,684
Interest
Less than 1 year	1,240	1,165
Between 1 and 2 years	54	-
Between 2 and 3 years	13	71
Between 3 and 4 years	45	-
Between 4 and 5 years	6	38
Later than 5 years	34	31
	1,392	1,305
Leases	-	2
	62,133	564,991

Schedule of borrowing by type of fixed-rate and floating-rate
	June 30, 2021
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	10,126	-	10,126
US Dollar	-	49,745	49,745
Subtotal fixed-rate borrowings	10,126	49,745	59,871
Floating rate:
Argentine Peso	271	-	271
US Dollar	-	1,991	1,991
Subtotal floating-rate borrowings	271	1,991	2,262
Total borrowings as per analysis	10,397	51,736	62,133
Total borrowings as per Statement of Financial Position	10,397	51,736	62,133

	June 30, 2020
Rate per currency	Argentine Peso	US dollar	Uruguayan Peso	New Israel Shekel	Total
Fixed rate:
Argentine Peso	3,648	-	-	-	3,648
New Israel Shekel	-	-	-	265,277	265,277
US Dollar	87,565	219	777	391	88,952
Subtotal fixed-rate borrowings	91,213	219	777	265,668	357,877
Floating rate:
Argentine Peso	1,340	-	-	-	1,340
New Israel Shekel	-	-	-	202,466	202,466
US Dollar	3,306	-	-	-	3,306
Subtotal floating-rate borrowings	4,646	-	-	202,466	207,112
Total borrowings as per analysis	95,859	219	777	468,134	564,989
Finance leases obligations	2	-	-	-	2
Total borrowings as per Statement of Financial Position	95,861	219	777	468,134	564,991

Schedule of debt issuances
Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date		Principal payment	Interest payment
Interest rate
IRSA	Clase I tramo2	aug-19	USD 85	11/15/2028	10.00% n.a.	At expiration	quarterly	(1)
IRSA	Clase II	aug-19	CLP 31,503	8/6/2020	10.50% n.a.	At expiration	quarterly
IRSA	Clase II	may-20	ARS 354	2/19/2021	Badlar,+ 0.6%n.a.	At expiration	quarterly	(1)
IRSA	Case IV	may-20	USD 51	5/19/2021	7.00% n.a.	At expiration	quarterly
IRSA	Clase V	may-20	USD 9	5/19/2021	9.00% n.a.	At expiration	quarterly
IRSA	Clase I	nov-20	USD 3	3/1/2023	10.00% n.a.	At expiration	quarterly
IRSA	Clase VII	jul-20	USD 34	1/21/2023	4.00% n.a.	At expiration	quarterly
				8/6/2020		At expiration	quarterly
IRSA	Clase VIII	nov-20	USD 32	11/12/2023	10,00% n.a.	33% at Nov-21, 33% at Nov-22, 33% at Nov-23	quarterly
IRSA	Clase VI	jul-20	ARS 335	7/21/2021	Badlar + 4.00% n.a.	30% at April-21, 70% at expiration	quarterly
IRSA	Clase IX	nov-20	USD 81	3/1/2023	10.00% n.a.	At expiration	quarterly
IRSA	Clase X	nov-20	ARS 701	3/31/2022	Badlar + 5.00% n.a.	At expiration	quarterly
IRSA	Clase XI	mar-21	USD 16	3/1/2024	5.00% n.a.	At expiration	biannual
IRSA	Clase XII	mar-21	UVAs 54	3/31/2024	4.00% n.a.	At expiration	biannual

Schedule of evolution of borrowing
	June 30, 2021	June 30, 2020
Balance at the beginning of the year	564,991	670,906
Borrowings	26,295	46,066
Payment of borrowings	(58,750)	(102,629)
Collection / (Payment) of short term loans, net	4,028	3,779
Interests paid	(14,352)	(28,769)
Deconsolidation (see Note 4)	(425,321)	(143,355)
Accrued interests	11,870	30,731
Cumulative translation adjustment and exchange differences, net	(43,904)	89,760
Inflation adjustment	(2,724)	(1,498)
Balance at the end of the year	62,133	564,991